Property, Plant and Equipment (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Direct costs (note 4)	$ 2,875,273	$ 2,899,881	$ 5,785,745	$ 5,716,063
Property, plant and equipment	116,558	109,256	233,113	286,231
Total	$ 2,991,831	$ 3,009,137	$ 6,018,858	$ 6,002,294